Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Wireless Portfolio
May 31, 2022
WIR-NPRT1-0722
1.802194.118
Common Stocks - 98.4%
	Shares	Value ($)
Communications Equipment - 9.1%
Communications Equipment - 9.1%
CommScope Holding Co., Inc. (a)	256,500	1,926,315
Digi International, Inc. (a)	49,400	1,091,740
Ericsson:
(B Shares)	172,600	1,401,622
(B Shares) sponsored ADR	1,410,100	11,393,608
Motorola Solutions, Inc.	34,468	7,573,998
Nokia Corp. sponsored ADR	1,566,200	7,846,662
ViaSat, Inc. (a)(b)	63,701	2,515,552
		33,749,497
Diversified Telecommunication Services - 17.3%
Alternative Carriers - 3.8%
Iridium Communications, Inc. (a)(b)	66,200	2,456,682
Liberty Global PLC Class A (a)	387,500	9,424,000
Liberty Latin America Ltd. Class C (a)	228,900	2,176,839
		14,057,521
Integrated Telecommunication Services - 13.5%
AT&T, Inc.	1,016,700	21,645,543
Cellnex Telecom SA (c)	82,415	3,719,321
Orange SA ADR (b)	782,000	9,767,180
Telefonica SA sponsored ADR (b)	680,149	3,618,393
Verizon Communications, Inc.	215,601	11,058,175
		49,808,612
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		63,866,133
Entertainment - 4.2%
Interactive Home Entertainment - 2.6%
Activision Blizzard, Inc.	90,900	7,079,292
Take-Two Interactive Software, Inc. (a)	21,501	2,677,520
		9,756,812
Movies & Entertainment - 1.6%
Spotify Technology SA (a)	10,200	1,150,254
Warner Bros Discovery, Inc. (a)	247,437	4,565,213
		5,715,467
TOTAL ENTERTAINMENT		15,472,279
Equity Real Estate Investment Trusts (REITs) - 13.0%
Specialized REITs - 13.0%
American Tower Corp.	138,192	35,395,117
Crown Castle International Corp.	13,301	2,522,535
SBA Communications Corp. Class A	29,700	9,997,317
		47,914,969
Interactive Media & Services - 3.1%
Interactive Media & Services - 3.1%
Meta Platforms, Inc. Class A (a)	45,300	8,771,892
Snap, Inc. Class A (a)	191,700	2,704,887
		11,476,779
Internet & Direct Marketing Retail - 2.3%
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (a)	3,500	8,414,665
IT Services - 0.3%
Internet Services & Infrastructure - 0.3%
Twilio, Inc. Class A (a)	11,100	1,167,387
Media - 0.5%
Cable & Satellite - 0.5%
DISH Network Corp. Class A (a)	75,649	1,727,067
Oil, Gas & Consumable Fuels - 2.2%
Oil & Gas Refining & Marketing - 2.2%
Reliance Industries Ltd.	240,900	8,172,960
Road & Rail - 1.8%
Trucking - 1.8%
Uber Technologies, Inc. (a)	290,100	6,730,320
Semiconductors & Semiconductor Equipment - 14.2%
Semiconductor Equipment - 0.8%
Teradyne, Inc.	28,600	3,124,836
Semiconductors - 13.4%
Marvell Technology, Inc.	330,500	19,549,075
NXP Semiconductors NV	28,900	5,484,064
Qorvo, Inc. (a)	52,600	5,878,050
Qualcomm, Inc.	127,850	18,310,677
		49,221,866
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		52,346,702
Software - 1.0%
Application Software - 1.0%
LivePerson, Inc. (a)	84,000	1,409,520
RingCentral, Inc. (a)	33,100	2,089,934
Zoom Video Communications, Inc. Class A (a)	300	32,235
		3,531,689
Technology Hardware, Storage & Peripherals - 15.2%
Technology Hardware, Storage & Peripherals - 15.2%
Apple, Inc.	336,820	50,132,288
Samsung Electronics Co. Ltd.	107,190	5,814,970
		55,947,258
Wireless Telecommunication Services - 14.2%
Wireless Telecommunication Services - 14.2%
Bharti Airtel Ltd. (a)	554,100	4,999,882
Bharti Airtel Ltd. (a)	47,900	204,846
Millicom International Cellular SA (a)(b)	110,400	1,873,488
Millicom International Cellular SA rights 6/13/22 (a)(b)	110,400	439,392
Rogers Communications, Inc. Class B (non-vtg.) (b)	89,000	4,564,518
Shenandoah Telecommunications Co.	300	6,888
Spok Holdings, Inc.	1	7
T-Mobile U.S., Inc. (a)	264,916	35,310,654
Vodafone Group PLC sponsored ADR (b)	303,881	5,056,580
		52,456,255
TOTAL COMMON STOCKS (Cost $265,458,058)		362,973,960

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (d)	3,050,385	3,050,995
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e)	23,306,850	23,309,180
TOTAL MONEY MARKET FUNDS (Cost $26,360,175)		26,360,175

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $291,818,233)	389,334,135
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(20,597,873)
NET ASSETS - 100.0%	368,736,262

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,719,321 or 1.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	678,387	20,840,648	18,468,040	1,752	-	-	3,050,995	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	11,173,355	51,656,725	39,520,900	25,529	-	-	23,309,180	0.1%
Total	11,851,742	72,497,373	57,988,940	27,281	-	-	26,360,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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